Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Asset-backed Securities [Member] USD ($)	Dec. 31, 2013 Asset-backed Securities [Member] CAD	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD	Dec. 31, 2013 Sales [Member] Customer	Dec. 31, 2013 CANADA Gigajoule	Dec. 31, 2013 UNITED STATES MMBTU	Dec. 31, 2013 Forward Contracts [Member] USD ($)	Dec. 31, 2013 Natural Gas Swap Contracts [Member] USD ($)	Dec. 31, 2012 Natural Gas Swap Contracts [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income										$ 62
Foreign exchange forward contracts, loss recognized in other comprehensive income										65	1	4
Swaps outstanding fixed price								200,000	200,000
Swap fixed price								6.50	7.06
Face value of investments				107		107
Trading securities	1,646	1,612	92	99	90	90
Fair value of investments carrying value	4	9
Long-term debt due within one year	$ 230	$ 249
Debt instrument maturity period	1 year
Percentage of sales to six largest customers							83.00%
Number of customers							6